BUSINESS COMBINATION	12 Months Ended
Dec. 31, 2011
Business Combinations [Abstract]
Business Combination Disclosure [Text Block]
31	BUSINESS COMBINATION

On July 10, 2011, the Group acquired the real estate marketing and planning business from Fuzhou Haobang Real Estate Marketing and Consulting Co., Ltd. at a consideration of RMB 40,000,000 (approximately $6,188,000).

According to the valuation report of the business, the fair value of the net assets acquired amounted to RMB 27,427,000 (approximately $4,243,000) and goodwill of RMB 12,573,000 (approximately $1,945,000) was resulted. The net assets arising from the acquisition included certain intangible assets of RMB 36,570,000 (approximately $5,657,000) and deferred tax liabilities of RMB 9,143,000 (approximately $1,414,000)

The revenue and profit included in the consolidated statement of comprehensive income since July 10, 2011 contributed by acquired business was $2,758,000 and $1,508,000 respectively. Had the above acquisition taken place on January 1, 2011, the consolidated statement of comprehensive income would show revenue of $84,440,000 and profit of $10,598,000.